Other operating income (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Other operating income

	For the year ended December 31,
(SEK in thousands)	2025	2024
Government grants	15,802	9,265
Exchange rate gains	11,309	4,940
Other	3,401	5,446
Total other operating income	30,513	19,651